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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Riverstone Holdings LLC
Address:          712 Fifth Avenue
                  New York, New York  10019

Form 13F File Number:      028-12939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas Walker
Title:            Authorized Person
Phone:            212-993-0095

Signature, Place, and Date of Signing:

/s/ Thomas Walker                   New York, NY                 August 14, 2012
-----------------------            --------------                ---------------
     [Signature]                   [City, State]                      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       1
                                                           ------------------

Form 13F Information Table Entry Total:                                  7
                                                           ------------------

Form 13F Information Table Value Total:                         $4,164,351
                                                           ------------------
                                                               (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.        FORM 13F FILE NUMBER         NAME
     ------     ---------------------        ---------------------------------

     01         028-12940                    Riverstone Investment Group LLC


                                                    Riverstone Holdings LLC
                                                  Form 13F Information Table
                                                 Quarter Ended June 30, 2012


                         Title of     Cusip      Value      Shares or  SH/  Put/    Inv    Othr
Issuer                     Class      Number   (x$1000)     PRN AMT    PRN  Call    Disc   Mangrs      Sole      Shared   None
------------------------------------------------------------------------------------------------------------------------------------

ATLAS RESOURCE PARTNERS   COM UNIT                                                SHARED
LP                        LTD PR    04941A101 $  207,453    7,683,442  SH         (DEFINED)  1       7,683,442

                                                                                  SHARED
COBALT INTL ENERGY INC    COM       19075F106 $1,479,460   62,955,756  SH         (DEFINED)  1      62,955,756

                                                                                  SHARED
KINDER MORGAN INC DEL     COM       49456B101 $1,187,067   36,842,564  SH         (DEFINED)  1      36,842,564

NISKA GAS STORAGE         UNIT LTD                                                SHARED
PARTNERS L                LIABI     654678101 $  205,776   16,992,245  SH         (DEFINED)  1      16,992,245

                                                                                  SHARED
ENDURO RTYTR              TR UNIT   29269K100 $  217,140   13,200,000  SH         (DEFINED)  1      13,200,000


PENN VA RESOURCE                                                                  SHARED
PARTNERS L                COM       707884102 $  523,784   21,378,942  SH         (DEFINED)  1      21,378,942

                                                                                  SHARED
SANDRIDGE ENERGY INC      COM       80007P307 $  343,671   51,370,888  SH         (DEFINED)  1      51,370,888


Total (in thousands)                          $4,164,351

